Significant Accounting Policies and Judgments - Narrative (Details)	May 11, 2020 shares	Sep. 21, 2020 shares	Jun. 30, 2020 shares	May 10, 2020 shares	Jul. 01, 2019
Accounting policies, accounting estimates and errors [Abstract]
Stock split ratio	0.0833
Number of shares issued (in shares)	110,089,377	5,278,286	21,009,339	1,321,072,394
Number of shares outstanding (in shares)	110,089,377			1,321,072,394
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					5.62%